Intangible Assets (Details) - Schedule of Goodwill $ in Thousands	1 Months Ended
Jun. 30, 2023 USD ($)
Intangible Assets [Abstract]
Balance at June 8, 2023 (Successor)	$ 433,737
Measurement Period Adjustments
Balance at June 30, 2023 (Successor)	$ 433,737